EARNINGS PER SHARE (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Net Income And Weighted Average Number Of Shares Used In Computation Of Basic And Diluted Earnings Per Share [Abstract]
Net income attributable to Teva	$ 539	$ 748	$ 985	$ 1,492
Weighted average number of shares used in the computation of basic earnings per share	849	852	850	851
Weighted average number of shares used in the computation of diluted earnings per share	859	857	859	855
Ordinary And Special Shares Outstanding [Abstract]
Ordinary shares - issued	960		960		957
Treasury, shares	110		110		105